U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.  20549

                                         FORM 24f-2
                           Annual Notice of Securities Sold
                                 Pursuant to Rule 24F-2



 1. Name and address of issurer:    Texas Capital Value Funds, Inc.
                    		      1600 West 38th Street, Suite 412
                                    Austin, Texas  78731

 2. Name of each series or class of Securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
check the box but do not list series or classes):   [X]



 3. Investment Company Act File Number: 811-09088
     Securities Act File Number: 33-96334

 4(a). Last day of the fiscal year for which this notice is filed: September 30, 1997

 4(b). [ ] Check this box if this notice is being filed late (i.e more than 90 days after the end of the issuer's fiscal year).

 4(c). [ ] Check this box if this isthe last time the issuer will be filing this Form.

 5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$24,054,584.00

(ii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$681,763.29

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

0

(iv) Total available redemption credits [add items 5(ii) and 5(iii)]:

-$681,763.29

(v) Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

$23,372,821

(vi)Redemption credits available for use in future years
    -if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
5(i)]:

$0

(vii)Multiplier for determining registration fee (See Instruction C.9):

$1/3300

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

$7083

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

N/A

If there is a number of shares or other units that were registereed pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:

N/A

7. Interest Due -- If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+$0

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$7032

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

11/26/97

Method of Delivery:

 [X] Wire Transfer
 [ ] Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric Barden-Secretary
                          Eric Barden-Secretary

Date: Nov 30, 1997

*Please print the name and title of the signing officer below the signature